Intangible Assets (Details) - Schedule of estimated amortization expense - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Intangible Assets (Details) - Schedule of estimated amortization expense [Line Items]
2023	$ 898,857	$ 637,592
2024	898,857	637,592
2025	898,857	637,591
2026	898,857	602,814
2027		602,814
Thereafter	1,797,715	4,219,301
Intangible assets, net	$ 6,515,000	$ 7,337,704	$ 8,044,853